Annual Total Returns - Fidelity Freedom® 2030 Fund [BarChart] - 03.31 Fidelity Freedom Funds Combo PRO - Class K6-09 - Fidelity Freedom® 2030 Fund	Jul. 13, 2021
Bar Chart Table:
Annual Return, Inception Date	Jun. 07, 2017
Class K6
Bar Chart Table:
Annual Return 2018	(6.83%)
Annual Return 2019	22.06%
Annual Return 2020	15.84%